Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassifications (Details) - Estimated Useful Lives of Property Plant and Equipment
12 Months Ended
Dec. 31, 2012
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease